Trade receivables (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables and contract assets are non-interest bearing. Trade receivables generally have 30-90 day payment terms.

	At December 31,
	2020	2021	2022
	(in thousands)
Trade receivables	$20,537	$16,876	$11,243
Contract assets	371	789	176
Provision for credit notes to be issued	(536)	(465)	(225)
Provisions on trade receivables	(2,724)	(2,789)	(2,524)
Net trade receivables	$17,648	$14,411	$8,670

Schedule of Movements in the Provision for Impairment of Receivables

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2020	$729	$842	$1,571	$—	$1,571
Arising (released) during the year	92	378	470	—	—
Effect of application of the IFRS IC decision on IAS 19	13	—	13	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(411)	(411)	—	—
At December 31, 2020	834	809	1,643	89	1,554
Arising (released) during the year	(28)	850	822	—	—
Released (used) during the year	—	(90)	(90)	—	—
Released (unused) during the year	—	(238)	(238)	—	—
At December 31, 2021	806	1,331	2,137	—	2,137
Arising (released) during the year	(101)	428	327	—	—
Released (used) during the year		—	—	—	—
Released (unused) during the year		(191)	(191)	—	—
At December 31, 2022	$705	$1,568	$2,273	$77	$2,196

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2020	2021	2022
	(in thousands)
At January 1,	$2,719	$2,724	$2,789
Charge for the year	47	65	—
Utilized amounts	—	—	(265)
Unutilized amounts	(42)	—	—
At year end	$2,724	$2,789	$2,524

Aging Analysis of Trade Receivables That Were Not Impaired
As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2020	$17,648	$14,232	$2,879	$53	$—	$484
At December 31, 2021	$14,411	$13,587	$241	$—	$—	$583
At December 31, 2022	$8,670	$8,367	$209	$94	$—	$—